Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 54.6%
	Shares	Value ($)
U.S. Large Cap 54.6%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	646,426	38,798,508
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	572,299	24,643,226
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,084,655	24,176,956
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,595,282	38,749,393
Total		126,368,083
Total Equity Funds (Cost $107,320,325)		126,368,083

Exchange-Traded Fixed Income Funds 5.8%

Investment Grade 5.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	63,685	8,579,006
Vanguard Intermediate-Term Corporate Bond ETF	51,000	4,885,800
Total		13,464,806
Total Exchange-Traded Fixed Income Funds (Cost $12,651,741)		13,464,806

Fixed Income Funds 29.1%

Investment Grade 29.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,588,724	28,916,046
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	937,803	9,649,994
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	2,492,977	28,918,533
Total		67,484,573
Total Fixed Income Funds (Cost $63,723,068)		67,484,573
Residential Mortgage-Backed Securities - Agency 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2035	2.500%	1,425,000	1,488,012
10/19/2035- 10/14/2050	3.000%	2,975,000	3,119,166
10/14/2050	3.500%	1,475,000	1,555,145
Total Residential Mortgage-Backed Securities - Agency (Cost $6,174,874)			6,162,323

Options Purchased Puts 1.6%
Value ($)
(Cost $3,587,721)	3,686,885

Money Market Funds 8.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(d)	18,806,889	18,805,008
Total Money Market Funds (Cost $18,806,675)		18,805,008
Total Investments in Securities (Cost: $212,264,404)		235,971,678
Other Assets & Liabilities, Net		(4,330,757)
Net Assets		231,640,921
At September 30, 2020, securities and/or cash totaling $1,812,248 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	121	12/2020	USD	20,279,600	223,323	—
U.S. Long Bond	16	12/2020	USD	2,820,500	—	(26,656)
U.S. Treasury 10-Year Note	19	12/2020	USD	2,651,094	1,298	—
U.S. Treasury 2-Year Note	3	12/2020	USD	662,883	135	—
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	54	12/2020	USD	6,805,688	2,843	—
U.S. Ultra Treasury Bond	16	12/2020	USD	3,549,000	—	(54,536)
Total					227,599	(81,192)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	62,215,500	185	2,750.00	12/17/2021	3,117,082	3,171,825
S&P 500 Index	JPMorgan	USD	9,416,400	28	2,800.00	12/17/2021	470,639	515,060
Total							3,587,721	3,686,885

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	11,000,000	(11,645)	—	—	—	(11,645)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	12,586,187	74,310,821	(68,090,386)	(1,614)	18,805,008	—	347	55,960	18,806,889
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	31,823,122	8,217,483	(2,929,239)	1,687,142	38,798,508	—	(215,345)	—	646,426
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	23,805,850	6,113,545	(2,113,650)	1,110,301	28,916,046	309,430	4,587	764,928	2,588,724
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	19,867,017	1,936,037	(1,962,252)	4,802,424	24,643,226	—	139,197	—	572,299
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	19,908,049	8,482,284	(1,927,671)	(2,285,706)	24,176,956	—	(403,706)	—	1,084,655
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	7,941,018	2,646,740	(916,249)	(21,515)	9,649,994	28,759	15,108	263,835	937,803
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	23,811,408	7,005,984	(2,785,799)	886,940	28,918,533	242,833	60,681	555,610	2,492,977
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	31,837,731	8,223,660	(2,800,684)	1,488,686	38,749,393	—	(228,058)	—	1,595,282
Total	171,580,382			7,666,658	212,657,664	581,022	(627,189)	1,640,333

2	Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2020	3